Short-Term Borrowings (Schedule of Short-Term Borrowings) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	$ 2,000	$ 2,000
Available unused credit	1,936	1,718	1,802
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	$ (64)	$ (282)	$ (198)
Interest Rate	4.92%	5.54%	4.58%
Loan term	1 year	1 year